Prospectus Supplement                                             210093  12/03

dated December 10, 2003 to:
-------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2003

In the section entitled "Who manages the funds?" the table entry with respect to Putnam VT Global Equity Fund (to the extent that this prospectus otherwise offers this fund) in the table showing the investment management team members who coordinate the management of the fund's portfolio is replaced with the following:

-------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
-------------------------------------------------------------------------------
Global Core Team
-------------------------------------------------------------------------------
Portfolio leader              Since   Experience
-------------------------------------------------------------------------------
Paul C. Warren                2002    1997 - Present      Putnam Management
-------------------------------------------------------------------------------
Portfolio members             Since   Experience
-------------------------------------------------------------------------------
Mark A. Bogar                 2002    1998 - Present      Putnam Management
-------------------------------------------------------------------------------
David E. Gerber               2003    1996 - Present      Putnam Management
-------------------------------------------------------------------------------
Shigeki Makino                2002    2000 - Present      Putnam Management
                                      Prior to Aug. 2000  Fidelity Investments
-------------------------------------------------------------------------------
Stephen S. Oler               2002    1997 - Present      Putnam Management
-------------------------------------------------------------------------------

HV-4818

PUTNAM INVESTMENTS

[SCALE LOGO OMITTED]